Note 23 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,434	€ 2,571
Other long term employees benefits		407	435
Legal proceedings provision		773	696
Provisions commitments and guarantees given		653	770
Other provisions	[1]	392	452
Provisions		€ 4,658	€ 4,924

[1]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.